Document And Entity Information	Jul. 27, 2020
Document And Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 27, 2020
Entity Registrant Name	INTERACTIVE BROKERS GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33440
Entity Tax Identification Number	30-0390693
Entity Address, Address Line One	One Pickwick Plaza
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	203
Local Phone Number	618-5800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	IBKR
Security Exchange Name	NASDAQ
Entity Central Index Key	0001381197
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	Amendment filing revised table disclosing Supplemental Financial Information included in an 8-K filing on 7/27/2020.